UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907
                                   ---------

                     The Empire Builder Tax Free Bond Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
           ----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    --------------

Date of fiscal year end: February 28, 2007
                         -----------------

Date of reporting period: August 31, 2006
                          ---------------

Item 1. Reports to Stockholders.

 ----------------------------                      ----------------------------
                              [LOGO] EMPIREBUILDER
                              --------------------
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Semi-Annual Report for the six months ended August 31, 2006.

      We believe that the portfolio continues to have a good year. For the period January 1 through August 31, 2006 the total return of Builder class shares was 2.13%, while the Premier class shares was 2.27%. Last year we shortened the duration of the Fund, in order to protect it against maturity and interest rate risk. We believed that the Federal Reserve Board would raise the Discount Rate going forward. As of August 31, 2005 the discount rate was 3.75%; the Federal Reserve Board has since raised the rate six times, and it now stands at 5.25% as of August 31, 2006.

      Due to the increases, we have started to extend the maturities within the Fund to enhance our returns. When the right opportunities present themselves, we will continue to extend the maturity of the portfolio cautiously, as preservation of capital is our number one concern.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

-------------------------------------------------
           Average Annual Total Return
           ---------------------------
 As of June 30, 2006
                    1 Year    5 Year    10 Year
 Builder Class       0.12%     3.44%     4.38%
 Premier Class       0.37%     3.68%     4.64%
-------------------------------------------------

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

Expense Examples (Unaudited):

As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, such as exchange fees, and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 through August 31, 2006.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending         Expenses Paid         Expense Ratio
                                                      Account Value     Account Value     During Period*        During Period
                                                         3/1/06            8/31/06       3/1/06 - 8/31/06     3/1/06 - 8/31/06
                                                      -------------     -------------    ----------------     ----------------
The Empire Builder Tax Free Bond Fund  Builder Class    $1,000.00         $1,014.70           $6.45                 1.27%
                                       Premier Class     1,000.00          1,015.80            5.33                 1.05%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending         Expenses Paid         Expense Ratio
                                                      Account Value     Account Value     During Period*        During Period
                                                         3/1/06            8/31/06       3/1/06 - 8/31/06     3/1/06 - 8/31/06
                                                      -------------     -------------    ----------------     ----------------
The Empire Builder Tax Free Bond Fund  Builder Class    $1,000.00         $1,018.80           $6.46                 1.27%
                                       Premier Class     1,000.00         1,019.91             5.35                 1.05%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Portfolio of Investments -- August 31, 2006
                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (102.6%)                                          Amount       (Note 2)
----------------   -----------------------------                                        ---------     ----------
                   New York City (37.4%)
    Aaa/AAA        New York City, General Obligation, Series B, 5.25%, 8/1/2017,
                      Callable 8/1/2007 @ 101, (AMBAC) ............................... $   750,000    $   768,330
    A1/AAA         New York City, General Obligation, Series B, 5.125%, 8/1/2019,
                      Callable 8/1/2010 @ 101, (FGIC) ................................   2,000,000      2,112,480
    Aaa/AAA        New York City, General Obligation, Series B, 5.375%, 8/1/2022,
                      Callable 8/1/2007 @ 101, (MBIA) ................................   1,235,000      1,265,430
    Aaa/AAA        New York City, General Obligation, Series B, Subseries B5,
                      Variable Rate, 3.40%, 8/15/2022, Non-Callable, (MBIA) ..........   4,750,000      4,750,000
    Aaa/AAA        New York City, General Obligation, Series B2, Subseries B5,
                      Variable Rate, 3.40%, 8/15/2009, Non Callable, (MBIA) ..........   3,870,000      3,870,000
    Aaa/AAA        New York City, General Obligation, Series B2, Subseries B5,
                      Variable Rate, 3.40%, 8/15/2011, Non Callable, (MBIA)
                      (SPA - Bank of Nova Scotia) ....................................   5,000,000      5,000,000
    Aaa/AAA        New York City, Health & Hospitals Corporation, Health System
                      Revenue, Series A, 5.50%, 2/15/2018, Callable 2/15/2012
                      @ 100, (FSA) ...................................................   1,000,000      1,085,910
    Aaa/AAA        New York City, IDA Civic Facilities, Ethical Cultural School,
                      4.50%, 6/1/2035, Callable 6/1/2015 @ 100, (XLCA) ...............   4,825,000      4,828,136
    Aaa/AAA        New York City, Municipal Water Finance Authority, Water & Sewer
                      System Revenue, Series B, 5.80%, 6/15/2029,
                      Callable 6/15/2007 @ 101, (MBIA) ...............................   5,000,000      5,137,850
    Aaa/AAA        New York City, Municipal Water Finance Authority, Water & Sewer
                      System Revenue, Series C, 4.50%, 6/15/2033,
                      Callable 6/15/2016 @ 100, (CIFG) ...............................   7,500,000      7,511,326
                                                                                                      -----------
                   Total New York City ...............................................                 36,329,462
                                                                                                      ===========
                   New York State Agencies (42.7%)
                   New York State Dormitory Authority (30.2%)
    Aaa/AAA        Augustana Lutheran Home for the Aged, Series A, 5.50%,
                      8/1/2020, Callable 8/1/2010 @ 101, (FHA) (MBIA) ................     875,000        931,411
    Aaa/AAA        Augustana Lutheran Home for the Aged, Series A, 5.50%,
                      8/1/2030, Callable 8/1/2010 @ 101, (FHA) (MBIA) ................     750,000        795,555
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2018,
                      Prerefunded 7/1/2012 @ 100 .....................................     500,000        545,645
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2019,
                      Prerefunded 7/1/2012 @ 100 .....................................   1,000,000      1,091,290
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2020,
                      Prerefunded 7/1/2012 @ 100 .....................................   1,000,000      1,091,290
    Aaa/AAA        Mental Health Services Facilities Improvement,
                      Series A, 5.00%, 2/15/2019, Callable 2/15/2015
                      @ 100, (AMBAC) .................................................   2,500,000      2,670,175
    Aaa/AAA        New York Medical College, 5.25%, 7/1/2013, Callable 7/1/2008
                      @ 101, (MBIA) ..................................................   1,015,000      1,059,741

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (102.6%)                                          Amount       (Note 2)
----------------   -----------------------------                                        ---------     ----------
                   New York State Agencies--(continued)
                   New York State Dormitory Authority--(continued)
    Aaa/AAA        New York University, Series 2, 5.50%, 7/1/2018,
                      Callable 7/1/2011 @ 100, (AMBAC) ............................... $   500,000    $   536,855
    NR/AAA         Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable 8/1/2010
                      @ 101, (FNMA) (AMBAC) ..........................................   1,000,000      1,098,500
    NR/AAA         Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable 8/1/2010
                      @ 101, (FNMA) (AMBAC) ..........................................   1,470,000      1,621,395
    Aaa/NR         Rochester Institute of Technology, Series A, 5.25%, 7/1/2016,
                      Callable 7/1/2012 @ 100, (AMBAC) ...............................   2,045,000      2,198,395
    Aaa/NR         Rochester Institute of Technology, Series A, 5.25%, 7/1/2017,
                      Callable 7/1/2012 @ 100, (AMBAC) ...............................   2,155,000      2,315,483
    Aaa/AAA        School Districts Financing, Series C, 5.25%, 4/1/2021,
                      Callable 10/1/2012 @ 100, (MBIA) ...............................   1,300,000      1,393,275
    Aaa/AAA        Special Acts School Districts Program, 6.00%, 7/1/2019,
                      Callable 7/1/2007 @ 100, (MBIA) ................................   3,540,000      3,577,914
    Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2019,
                      Prerefunded 7/1/2010 @ 101, (FSA) ..............................   1,000,000      1,095,850
    Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2020,
                      Prerefunded 7/1/2010 @ 101, (FSA) ..............................     845,000        925,993
    Aaa/AAA        Upstate Community Colleges, Series B, 5.25%, 7/1/2015,
                      Callable 7/1/2014 @ 100, (FGIC) ................................   3,140,000      3,449,793
    NR/AAA         Westchester County, Court Facilities, 5.25%, 8/1/2018,
                      Prerefunded 2/1/2009 @ 101, (MBIA) .............................   2,800,000      2,936,332
                                                                                                      -----------
                   Total New York State Dormitory ....................................                 29,334,892
                                                                                                      ===========
                   New York State Environmental Facilities Corp. (5.9%)
    Aaa/AAA        State Clean Water & Drinking Water, New York City Municipal
                      Water Finance, 5.00%, 6/15/2034, Callable 06/15/2014 @ 100 .....   4,800,000      5,023,008

    Aaa/AAA        State Water Pollution Control Revenue, Revolving Fund,
                      Pooled Loan, 5.90%, 1/15/2018, Callable 1/15/2007 @ 101,
                      (POL CTL-SRF) ..................................................     725,000        737,847
                                                                                                      -----------
                   Total New York State Environmental Facilities Corp. ...............                  5,760,855
                                                                                                      -----------
                   New York State Thruway Authority (5.6%)

    Aaa/AAA        New York State Thruway Authority, Highway & Bridge Trust Fund,
                      Series B, 5.00%, 4/1/2017, Callable 10/1/2015 @ 100, (FGIC) ....   5,000,000      5,420,600
                                                                                                      -----------
                   New York State Urban Development Corp. (1.0%)
    A1/AA-         Empire State Development Corp., University Facilities Grants,
                      6.00%, 1/1/2009, Non Callable ..................................     905,000        951,417
                                                                                                      -----------
                   Total New York State Agencies .....................................                 41,467,764
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (102.6%)                                          Amount       (Note 2)
----------------   -----------------------------                                        ---------     ----------
                   Other New York State Bonds (22.5%)
     A3/NR         Albany Housing Authority, Limited Obligation, 6.25%,
                      10/1/2012, Callable 10/1/2006 @ 101 ............................ $ 1,000,000    $  1,011,710
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2012, Non Callable, (FSA) .................................   1,000,000       1,072,900
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2013, Callable 6/15/2012 @ 100, (FSA) .....................     970,000       1,034,457
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2014, Callable 6/15/2012 @ 100, (FSA) .....................     600,000         638,268
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2012, Non Callable,
                      (AMBAC) ........................................................     225,000         260,764
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2013, Non Callable,
                      (AMBAC) ........................................................     225,000         265,550
    Aaa/NR         Fayetteville Manlius, Central School District, General Obligation,
                      5.00%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .............     375,000         400,931
    Aaa/AAA        Freeport, Union Free School District, General Obligation,
                      4.25%, 12/1/2028, Callable 12/1/2016 @ 100, (MBIA) .............     740,000         730,521
    Aaa/AAA        Freeport, Union Free School District, General Obligation,
                      4.375%, 12/1/2030, Callable 12/1/2016 @ 100, (MBIA) ............     810,000         809,352
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) .............     550,000         605,171
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .............     500,000         550,155
    NR/AAA         Metropolitan Transportation Authority, Series F, 5.00%,
                      11/15/2030, Callable 11/15/15 @ 100, (CIFG) ....................   2,000,000       2,108,359
    Aaa/AAA        Metropolitan Transportation Authority, Service Contracts,
                      Series A, 5.00%, 7/1/2030, Callable 7/01/12 @ 100, (AMBAC) .....   2,000,000       2,078,580
    Aaa/AAA        Mount Sinai, Union Free School District, General Obligation,
                      6.20%, 2/15/2012, Non Callable, (AMBAC) ........................   1,065,000       1,201,831
    Aaa/AAA        New York Convention Center Development, Hotel Unit Fee, Corp.
                      Revenue, 5.00%, 11/15/2044, Callable 11/15/2015
                      @ 100, (AMBAC) .................................................   2,000,000       2,083,639
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.375%,
                      4/1/2009, Non Callable, (FGIC) .................................     570,000         608,612
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.40%,
                      4/1/2010, Non Callable, (FGIC) .................................     560,000         611,671
    NR/AAA         Oneida County, Industrial Development Agency, Mohawk Valley
                      Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                      Callable 1/1/2008 @ 101, (FSA) .................................   2,000,000       2,056,060
    Aaa/NR         Oyster Bay, General Obligation, 5.00%, 3/15/2011,
                      Non Callable, (FSA) ............................................     430,000         455,112
    Aaa/AAA        Rensselaer City School District, Certificate of Participation,
                      5.00%, 6/1/2017, Callable 6/1/16 @ 100, (XLCA) .................     500,000         540,385

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (102.6%)                                          Amount       (Note 2)
----------------   -----------------------------                                        ---------     ----------
                   Other New York State Bonds--(continued)
    Aaa/NR         Southern Cayuga, Central School District, General Obligation,
                      5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) .............. $   400,000    $    426,236
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%,
                      11/1/2015, Callable 11/1/2008 @ 101, (FGIC) ....................   1,125,000       1,169,854
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%,
                      11/1/2016, Callable 11/1/2008 @ 101, (FGIC) ....................   1,110,000       1,154,256
                                                                                                      ------------
                   Total Other New York State Bonds ..................................                  21,874,374
                                                                                                      ------------
                   Total Municipal Securities (Cost $96,800,139) .....................                  99,671,600
                                                                                                      ------------
                   Short Term Investments (0.8%)
                   Dreyfus New York Municipal Cash Management Fund ...................     810,000         810,000
                                                                                                      ------------
                   Total Short Term Investments (Cost $810,000) ......................                     810,000
                                                                                                      ------------
                   Total Investments (Cost $97,610,139) (a) -- 103.4% ................                $100,481,600
                   Liabilities in excess of other assets -- (3.4)% ...................                  (3,263,235)
                                                                                                      ------------
                   NET ASSETS -- 100.0% ..............................................                $ 97,218,365
                                                                                                      ============

Percentages noted above are based on net assets as of August 31, 2006.

----------
** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

  Moody's     Standard & Poor's

    Aaa             AAA           Instrument judged to be of the highest quality
                                  and carrying the smallest amount of investment risk.

    Aa              AA            Instrument judged to be of high quality by all
                                  standards.

     A               A            Instrument judged to be of adequate quality by
                                  all standards.

     NR             NR            Not Rated.  In the  opinion of the  Investment
                                  Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corp.

CIFG Insured as to principal and interest by Capitalized Interest Financial Guaranty.

FGIC Insured as to principal and interest by the Financial Guaranty Insurance Corp.

FHA               Insured as to principal  and  interest by the Federal  Housing
                  Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA               Insured as to principal  and  interest by  Financial  Security
                  Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution  Control
                  State Revenue Fund.

XLCA              Insured as to principal and interest by XL Capital Assurance.

Summary of Portfolio Holdings, (Unaudited):

                                                                      Percent of
The Empire Builder Tax Free Bond Fund                                 Net Assets
-------------------------------------                                 ----------
New York City .....................................................      37.4%
New York State Agencies ...........................................      42.7
Other New York State Bonds ........................................      22.5
Short Term Investments ............................................       0.8
                                                                        -----
 ..................................................................     103.4%
                                                                        =====

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                 August 31, 2006
                                   (Unaudited)

Assets:
   Investments in securities, at fair value (cost $97,610,139) (Note 2) ......................... $100,481,600
   Interest and dividends receivable ............................................................      979,559
   Receivable for capital shares issued .........................................................        1,187
   Receivable for investments sold ..............................................................    6,131,380
   Prepaid expenses and other assets ............................................................       35,795
                                                                                                  ------------
     Total Assets ...............................................................................  107,629,521
Liabilities:
   Cash overdraft ................................................................... $ 4,847,966
   Dividends payable ................................................................      27,356
   Payable for investments purchased ................................................   5,443,094
   Payable for capital shares redeemed ..............................................       1,000
   Advisory fees payable (Note 4) ...................................................      33,015
   Administration fees payable (Note 4) .............................................       2,761
   Transfer agency fees payable (Note 4) ............................................      41,153
   Other accrued expenses ...........................................................      14,811
                                                                                      -----------
     Total Liabilities ..........................................................................   10,411,156
                                                                                                  ------------
Net Assets ...................................................................................... $ 97,218,365
                                                                                                  ============
Net Assets:
   Capital ...................................................................................... $ 94,004,598
   Undistributed net investment income ..........................................................       43,635
   Net realized gains (losses) from investments .................................................      298,671
   Net unrealized appreciation/depreciation of investments ......................................    2,871,461
                                                                                                  ------------
     Net Assets ................................................................................. $ 97,218,365
                                                                                                  ============
Builder Class:
   Net Assets ....................................................................... $46,083,396
   Shares of Beneficial Interest Outstanding ........................................   2,612,796
                                                                                      -----------
   Builder Class -- Net Asset Value
     (offering and redemption price per share) ...................................... $     17.64
                                                                                      ===========
Premier Class:
   Net Assets ....................................................................... $51,134,969
   Shares of Beneficial Interest Outstanding ........................................   2,898,846
                                                                                      -----------
   Premier Class -- Net Asset Value
     (offering and redemption price per share) ...................................... $     17.64
                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
              For the Period March 1, 2006 through August 31, 2006
                                   (Unaudited)

Investment Income:
   Interest .....................................................................................  $ 2,220,845
   Dividend .....................................................................................       10,333
                                                                                                   -----------
   Total Investment Income ......................................................................    2,231,178
Expenses:
   Advisory fees (Note 4) ............................................................  $ 197,564
   Administration fees (Note 4) ......................................................    103,604
   Transfer agency fees (Builder Class) (Note 4) .....................................     64,130
   Transfer agency fees (Premier Class) (Note 4) .....................................     14,348
   Compliance services fees (Note 4) .................................................     30,360
   Custody fees ......................................................................     15,612
   Fund accounting fees (Note 4) .....................................................     31,126
   Trustees' fees (Note 4) ...........................................................     19,688
   Other fees ........................................................................     98,209
                                                                                        ---------
     Total Expenses ..................................................................    574,641
     Less: Custody fee credit ........................................................     (3,707)
                                                                                        ---------
     Total Net Expenses .........................................................................      570,934
                                                                                                   -----------
Net Investment Income ...........................................................................    1,660,244
                                                                                                   -----------
Realized/Unrealized Gains (Losses) on Investments
     (Notes 2 and 3)
   Net realized gains (losses) from investment transactions ..........................    299,973
   Change in unrealized appreciation/depreciation
     from investment transactions ....................................................   (444,224)
                                                                                        ---------
     Net realized/unrealized gains (losses) from investment transactions ........................     (144,251)
                                                                                                   -----------
Change in net assets resulting from operations ..................................................  $ 1,515,993
                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                                   For the Period
                                                                                    March 1, 2006
                                                                                       through
                                                                                   August 31, 2006            Year Ended
                                                                                     (Unaudited)           February 28, 2006
                                                                                   ---------------         -----------------
From Investment Activities:
Operations:
Net investment income .....................................................          $   1,660,244           $   2,911,121
Net realized gains (losses) from investment transactions ..................                299,973                (118,027)
Change in unrealized appreciation/depreciation from
   investment transactions ................................................               (444,224)               (555,577)
                                                                                     -------------           -------------
   Change in net assets resulting from operations .........................              1,515,993               2,237,517
                                                                                     -------------           -------------
Distributions to shareholders from:
Net investment income -- Builder Class ....................................               (758,191)             (1,312,241)
Net investment income -- Premier Class ....................................               (893,821)             (1,540,648)
Net realized gains from investment transactions -- Builder Class ..........                     --                 (24,867)
Net realized gains from investment transactions -- Premier Class ..........                     --                 (27,553)
                                                                                     -------------           -------------
   Total distributions ....................................................             (1,652,012)             (2,905,309)
                                                                                     -------------           -------------
Capital Transactions:
Proceeds from shares issued -- Builder Class ..............................                351,442               1,090,241
Proceeds from shares issued -- Premier Class ..............................                215,417                 827,135
Dividends reinvested -- Builder Class .....................................                707,317               1,193,736
Dividends reinvested -- Premier Class .....................................                762,447               1,301,277
Value of shares redeemed -- Builder Class .................................             (3,232,812)             (5,861,452)
Value of shares redeemed -- Premier Class .................................             (3,312,464)             (4,554,616)
                                                                                     -------------           -------------
   Change in net assets from capital share transactions ...................             (4,508,653)             (6,003,679)
                                                                                     -------------           -------------
   Change in net assets ...................................................             (4,644,672)             (6,671,471)
Net Assets:
Beginning of period .......................................................            101,863,037             108,534,508
                                                                                     -------------           -------------
End of period .............................................................          $  97,218,365           $ 101,863,037
                                                                                     =============           =============
Share Transactions:
Issued -- Builder Class ...................................................                 20,118                  61,598
Issued -- Premier Class ...................................................                 12,336                  46,728
Reinvested -- Builder Class ...............................................                 40,508                  67,498
Reinvested -- Premier Class ...............................................                 43,647                  73,571
Redeemed -- Builder Class .................................................               (184,865)               (331,422)
Redeemed -- Premier Class .................................................               (189,017)               (257,400)
                                                                                     -------------           -------------
Change in shares ..........................................................               (257,273)               (339,427)
                                                                                     -------------           -------------
Undistributed net investment income .......................................          $      43,635           $      35,403
                                                                                     =============           =============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                          For the
                                          Period
                                       March 1, 2006        Year Ended            Year Ended          Year Ended
                                          Through        -----------------    -----------------    -----------------
                                      August 31, 2006
                                        (Unaudited)      February 28, 2006    February 28, 2005    February 29, 2004
                                     -----------------   -----------------    -----------------    -----------------
                                     Builder   Premier   Builder   Premier    Builder   Premier    Builder   Premier
                                      Class     Class     Class     Class      Class     Class      Class     Class
Net Asset Value,
  Beginning of period ............    $17.66    $17.66    $17.77    $17.77     $18.12    $18.13    $18.08     $18.08
                                      ------    ------    ------    ------     ------    ------    ------     ------
Investment Activities:
  Net investment income ..........      0.28      0.30      0.46      0.50       0.41      0.45      0.51       0.55
  Net realized/unrealized
    gains (losses) on
    investments ..................     (0.02)    (0.02)    (0.10)    (0.10)     (0.22)    (0.23)     0.22       0.23
                                      ------    ------    ------    ------     ------    ------    ------     ------
Total from Investment
  Operations .....................      0.26      0.28      0.36      0.40       0.19      0.22      0.73       0.78
                                      ------    ------    ------    ------     ------    ------    ------     ------
Distributions:
  Net investment income ..........     (0.28)    (0.30)    (0.46)    (0.50)     (0.41)    (0.45)    (0.51)     (0.55)
  Net realized capital gains .....        --       --      (0.01)    (0.01)     (0.13)    (0.13)    (0.18)     (0.18)
                                      ------    ------    ------    ------     ------    ------    ------     ------
  Total Distributions ............     (0.28)    (0.30)    (0.47)    (0.51)     (0.54)    (0.58)    (0.69)     (0.73)
                                      ------    ------    ------    ------     ------    ------    ------     ------
Net Asset Value,
  End of period ..................    $17.64    $17.64    $17.66    $17.66     $17.77    $17.77    $18.12     $18.13
                                      ======    ======    ======    ======     ======    ======    ======     ======
Total Return (a) .................      1.47%     1.58%     2.07%     2.26%      1.11%     1.29%     4.16%      4.40%
Ratios/Supplementary Data:
  Net Assets, End of period
    (in thousands) ...............   $46,083    $51,135  $48,323   $53,540    $52,222   $56,313   $55,504    $61,048
  Ratios of Net Investment
    Income to Average
    Net Assets (b) ...............      3.25%     3.47%     2.67%     2.86%      2.32%     2.55%     2.85%      3.03%
  Ratios of Expenses to
    Average Net Assets (b) .......      1.27%     1.05%     1.20%     1.01%      1.18%     0.95%     1.04%      0.86%
  Ratios of Expenses to

    Average Net Assets* (b) ......      1.28%     1.06%     1.21%     1.02%      1.22%     0.99%     1.05%      0.87%
  Portfolio Turnover

    Rate (a)(c) ..................     60.92%    60.92%    52.14%    52.14%    100.38%   100.38%   202.77%    202.77%

                                        Year Ended            Year Ended
                                     -----------------     -----------------

                                     February 28, 2003     February 28, 2002
                                     -----------------     -----------------
                                     Builder   Premier     Builder   Premier
                                      Class     Class       Class     Class
Net Asset Value,
  Beginning of period ............    $17.80    $17.80      $17.69     $17.69
                                      ------    ------      ------     ------
Investment Activities:
  Net investment income ..........      0.61      0.66        0.72       0.77
  Net realized/unrealized
    gains (losses) on
    investments ..................      0.54      0.54        0.27       0.27
                                      ------    ------      ------     ------
Total from Investment
  Operations .....................      1.15      1.20        0.99       1.04
                                      ------    ------      ------     ------
Distributions:
  Net investment income ..........     (0.61)    (0.66)      (0.71)     (0.76)
  Net realized capital gains .....     (0.26)    (0.26)      (0.17)     (0.17)
                                      ------    ------      ------     ------
  Total Distributions ............     (0.87)    (0.92)      (0.88)     (0.93)
                                      ------    ------      ------     ------
Net Asset Value,
  End of period ..................    $18.08    $18.08      $17.80     $17.80
                                      ======    ======      ======     ======
Total Return (a) .................      6.62%     6.90%       5.74%      6.01%
Ratios/Supplementary Data:
  Net Assets, End of period
    (in thousands) ...............   $56,677   $61,025     $54,253    $59,910
  Ratios of Net Investment
    Income to Average
    Net Assets (b) ...............      3.44%     3.71%       4.04%      4.30%
  Ratios of Expenses to
    Average Net Assets (b) .......      1.16%     0.89%       1.14%      0.88%
  Ratios of Expenses to

    Average Net Assets* (b) ......      1.16%     0.89%       1.14%      0.88%
  Portfolio Turnover

    Rate (a)(c) ..................    213.97%   213.97%      98.29%     98.29%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the administrator.
(a)   Not annualized for periods less than one year.
(b)   Annualized for periods less than one year.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

Security Transactions and Investment Income

      During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes; however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the period ended August 31, 2006. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the period ended August 31, 2006, amounted to $60,415,278 and $57,493,891, respectively. During the year, there were no purchases or sales of long-term U.S. government securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2006, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator") and BISYS Fund Services, Inc. ("BISYS"), subsidiaries of The BISYS Group, Inc., serve as the Fund's administrator, transfer agent and fund accountant. BISYS Ohio and BISYS receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

support services to the CCO. Expenses incurred for the Fund are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $1,750 in retainer per quarter and a $750 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended August 31, 2006, actual Trustee compensation was $20,000 in total from the Fund.

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in the New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6. Federal Income Tax Information:

      As of February 28, 2006, for federal tax purposes, the Fund has the following capital loss carry forward available to off-set future capital gains, if any, to the extent provided by the treasury regulations:

                            Amount      Expires
                            ------      -------
                           $99,283        2014

      Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. After October 31, 2005, for Federal income tax purposes, the Fund incurred and elected to defer net capital losses in the amount of $18,625.

      The tax character of current year distributions paid and the tax basis of the current components of the accumulated earnings (deficit) will be determined at the end of the current tax year, February 28, 2007.

      As of August 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                         Tax      Net Unrealized
                                    Tax Unrealized   Unrealized    Appreciation
                        Tax Cost     Appreciation   Depreciation  (Depreciation)
                       -----------  --------------  ------------  --------------

The Empire Builder
  Tax Free Bond Fund   $97,485,357    $3,015,312      $(19,069)     $2,996,243

Investment Advisory Contract Approval (Unaudited)

      The Fund's Advisory Agreement is subject to annual approval by (i) the vote of the Board or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not interested persons of the Fund ("Independent Trustees"). The Advisory

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

Agreement is terminable with respect to the Fund by the Adviser, the Fund, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' prior written notice and will terminate automatically in the event of its assignment (as defined for purposes of the 1940 Act).

      The Trustees meet over the course of the year with investment advisory personnel from the Adviser and regularly review detailed information regarding the investment program and performance of the Fund. The Trustees met in June 2006 to consider the continuation of the Fund's Advisory Agreement. In connection with this meeting, the Trustees received materials to assist them with their review. These materials included, among other things, (i) information on the Fund's investment performance and the performance of a group of similar mutual funds prepared by a third party; (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to a group of similar funds prepared by a third party and information about any applicable fee waiver and expense reimbursement and fee "breakpoints"; and (iii) information about the profitability of the Advisory Agreement to the Adviser. In considering whether to approve the continuation of the Advisory Agreement, the Board did not identify any single factor as determinative. Matters considered by the Board included the factors described below. In their evaluation of these factors, the Independent Trustees were advised by counsel independent of the Fund and the Adviser and had the opportunity to ask questions of or request information from the Investment Adviser.

      The Board considered the fees charged by the Adviser to the Fund under the Advisory Agreement. The Adviser furnished information to the Board compiled by a third party showing a comparison of the Adviser's fee rate for the Fund compared to a group of similar mutual funds selected by the third party. The data showed that the Fund's advisory fee rate is below the median and the average of the comparative fund group. The data also indicated that the Fund's total expense ratio was higher than the median and average of the comparative fund group. The Board considered that the Fund, because it was smaller than most of the funds to which it was being compared, could not take advantage of economies of scale (which can reduce fund expenses) to the same extent as those larger funds. The Adviser also provided information about the costs to it of providing services to the Fund and information about its profitability with respect to its management of the Fund. In reviewing the fees payable under the Agreement, the Board also took into account so-called "fallout benefits" to the Adviser, such as the convenience to investors in the Adviser's New York tax exempt unit investment trusts of the availability of the Fund for automatic investment of amounts distributed from the unit investment trusts. The Board also considered the demands and complexity of the investment management of the Fund, and the fact that profitability could be affected by the salaries paid to persons with an ownership interest in the Adviser. After considering these and other relevant factors, the Trustees concluded that the fees and expenses of the Fund, the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund were not excessive or unreasonable and supported the renewal of the Agreement.

      The Board considered to what extent economies of scale would likely be realized as the Fund grows. The Board noted that the advisory fee is currently subject to a breakpoint, and that the advisory fee is subject to further reduction if the Fund's total expenses exceed an expense cap. As noted above,

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

the Board also considered that the Fund's small size did not permit it to take advantage of economies of scale to the same extent as larger funds. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board reviewed performance information for the Fund for various periods. That review included an examination of a comparison of the Fund's performance to a group of other New York municipal debt mutual funds selected by a third party. The Board noted that the performance of the Fund was below the median and average performance of the Funds in the comparative group. They further noted that the Adviser had provided reasons for the performance disparity, including the Adviser's belief that it was prudent to reduce the risk of the Fund by causing the Fund to take a relatively defensive investment approach, which reduced Fund returns. Further, the Board noted that at least part of the underperformance could be attributed to the Fund's higher expenses, which themselves stem from the Fund's small size. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Board took into account the experience of the Fund's portfolio management team and of the Adviser's senior management, and the time and attention devoted to the Fund. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      After considering all of the information described above, the Board at the meeting unanimously voted to approve the continuation of the Advisory Agreement, including the advisory fees proposed in connection with that continuation.

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              [LOGO] EMPIREBUILDER

                               TAX FREE BOND FUND
                               Semi-Annual Report
                                 August 31, 2006

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  Independent Registered Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

534821

                              [LOGO] EMPIREBUILDER

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Item 2. Code of Ethics.

      Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------

By (Signature and Title)* /s/ Aaron Masek
                          ----------------------
                          Aaron Masek, Treasurer

Date October 31, 2006
     ----------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ------------------------------
                          Seth M. Glickenhaus, President

Date October 31, 2006
     ----------------

By (Signature and Title)* /s/ Aaron Masek
                          ----------------------
                          Aaron Masek, Treasurer

Date October 31, 2006
     ----------------

* Print the name and title of each signing officer under his or her signature.